Class I Shares | ING Strategic Allocation Conservative Portfolio
ING Strategic Allocation Conservative Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Annual Fund Operating Expenses		Class I Shares ING Strategic Allocation Conservative Portfolio Class I
Management Fee		0.08%
Distribution and/or Shareholder Services (12b-1) Fees		none
Administrative Services Fee		0.06%
Other Expenses		0.06%
Acquired Fund Fees and Expenses		0.56%
Total Annual Portfolio Operating Expenses	[1]	0.76%
Waivers and Reimbursements	[2]	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements		0.65%
[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 0.65% through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.

Expense Example  $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Strategic Allocation Conservative Portfolio Class I	66	232	412	932

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the sub-adviser ("Sub-Adviser") invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 45% in equity securities and 55% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio's assets normally will be invested in accordance with its target allocations ("Target Allocations") at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown: 45% in equity securities; and 55% in fixed-income securities and cash.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance.

The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds may invest include domestic and international high-yield (high risk) debt securities commonly referred to as "junk bonds" and fixed-income securities without limitation on maturity.

The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio's investment objective.

The current group of Underlying Funds in which the Portfolio may invest includes "index plus" funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio's performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts ("REITs") Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty's ability to perform its obligations and further that any deterioration in the counterparty's creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

 An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 12.15% and Worst quarter: 4th, 2008, (13.38)%

Average Annual Total Returns % (for the periods ended December 31, 2010)

Average Annual Total Returns Class I Shares ING Strategic Allocation Conservative Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I		11.07%	2.78%	3.16%	Jul 5, 1995
BCAB Index	[1]	6.54%	5.80%	5.84%
[1]	The index returns do not reflect deductions for fees, expenses or taxes.

Class I Shares | ING Strategic Allocation Growth Portfolio
ING Strategic Allocation Growth Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks to provide capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Annual Fund Operating Expenses		Class I Shares ING Strategic Allocation Growth Portfolio Class I
Management Fee		0.08%
Distribution and/or Shareholder Services (12b-1) Fees		none
Administrative Services Fee		0.06%
Other Expenses		0.05%
Acquired Fund Fees and Expenses		0.63%
Total Annual Portfolio Operating Expenses	[1]	0.82%
Waivers and Reimbursements	[2]	(0.07%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements		0.75%
[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 0.75% through May 1, 2012. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 0.71% through April 4, 2012. The obligation is subject to possible recoupment by the adviser within three years. There is no guarantee the additional expense limit will continue after April 4, 2012. The additional expense limitation will only renew if the adviser elects to renew it. These obligations do not extend to interest, taxes, brokerage commissions and extraordinary expenses.

Expense Example  $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Strategic Allocation Growth Portfolio Class I	77	255	448	1,007

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the sub-adviser ("Sub-Adviser") invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 85% in equity securities and 15% in fixed-income securities.

The Portfolio's current approximate target allocations ("Target Allocations") (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio's assets normally will be invested in accordance with its Target Allocations at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown: 85% in equity securities; and 15% in fixed-income securities and cash.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance.

The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds may invest include domestic and international high-yield (high risk) debt securities, commonly referred to as "junk bonds," and fixed-income securities without limitations on maturity.

The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio's investment objective.

The current group of Underlying Funds in which the Portfolio may invest includes "index plus" funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio's performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts ("REITs") Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty's ability to perform its obligations and further that any deterioration in the counterparty's creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.41% and Worst quarter: 4th, 2008, (20.49)%
Average Annual Total Returns% (for the periods ended December 31, 2010)
Average Annual Total Returns Class I Shares ING Strategic Allocation Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I		13.06%	1.48%	1.96%	Jul 5, 1995
Russell 3000 Index	[1]	16.93%	2.74%	2.16%
[1]	The index returns do not reflect deductions for fees, expenses or taxes.

Class I Shares | ING Strategic Allocation Moderate Portfolio
ING Strategic Allocation Moderate Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Annual Fund Operating Expenses		Class I Shares ING Strategic Allocation Moderate Portfolio Class I
Management Fee		0.08%
Distribution and/or Shareholder Services (12b-1) Fees		none
Administrative Services Fee		0.06%
Other Expenses		0.05%
Acquired Fund Fees and Expenses		0.60%
Total Annual Portfolio Operating Expenses	[1]	0.79%
Waivers and Reimbursements	[2]	(0.09%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements		0.70%
[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.

Expense Example  $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Strategic Allocation Moderate Portfolio Class I	72	243	430	970

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the sub-adviser ("Sub-Adviser") invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target allocations (Target Allocations") (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio's assets normally will be invested in accordance with its Target Allocations at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown: 65% in equity securities; and 35% in fixed-income securities and cash.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance.

The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds invest include domestic and international high-yield (high risk) debt securities commonly referred to as "junk bonds" and fixed-income securities without limitations on maturity.

The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio's investment objective.

The current group of Underlying Funds in which the Portfolio may invest includes "index plus" funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio's performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts ("REITs") Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty's ability to perform its obligations and further that any deterioration in the counterparty's creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

Calendar Year Total Returns  (as of December 31 of each year)

Best quarter: 2nd, 2009, 15.17% and Worst quarter: 4th, 2008, (16.97)%

Average Annual Total Returns% (for the periods ended December 31, 2010)

Average Annual Total Returns Class I Shares ING Strategic Allocation Moderate Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I		12.03%	2.16%	2.59%	Jul 5, 1995
Russell 3000 Index	[1]	16.93%	2.74%	2.16%
[1]	The index returns do not reflect deductions for fees, expenses or taxes.

Class S Shares | ING Strategic Allocation Conservative Portfolio
ING Strategic Allocation Conservative Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Annual Fund Operating Expenses		Class S Shares ING Strategic Allocation Conservative Portfolio Class S
Management Fee		0.08%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%
Administrative Services Fee		0.06%
Other Expenses		0.06%
Acquired Fund Fees and Expenses		0.56%
Total Annual Portfolio Operating Expenses	[1]	1.01%
Waivers and Reimbursements	[2]	(0.11%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements		0.90%
[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 0.90% through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.

Expense Example  $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S Shares ING Strategic Allocation Conservative Portfolio Class S	92	311	547	1,226

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the sub-adviser ("Sub-Adviser") invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 45% in equity securities and 55% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio's assets normally will be invested in accordance with its target allocations ("Target Allocations") at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown: 45% in equity securities; and 55% in fixed-income securities and cash.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance.

The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds may invest include domestic and international high-yield (high risk) debt securities commonly referred to as "junk bonds" and fixed-income securities without limitation on maturity.

The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio's investment objective.

The current group of Underlying Funds in which the Portfolio may invest includes "index plus" funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio's performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts ("REITs") Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty's ability to perform its obligations and further that any deterioration in the counterparty's creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class S shares' and Class I shares' performance from year to year, and the table compares the Portfolio's Class S shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares' performance would be higher than Class S shares' performance because of the higher expenses paid by Class S shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

The bar chart below shows the Portfolio's adjusted Class I shares' performance (2001-2005) and Class S shares' performance (2006-2010).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 12.11% and Worst quarter: 4th, 2008, (13.47)%

Average Annual Total Returns% (for the periods ended December 31, 2010)

Average Annual Total Returns Class S Shares ING Strategic Allocation Conservative Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S		10.91%	2.55%		2.63%		Aug 5, 2005
Class S BCAB Index	[1]	6.54%	5.80%		5.50%	[2]
Class I (adjusted)		10.79%	2.53%	2.90%			Jul 5, 1995
Class I BCAB Index	[1]	6.54%	5.80%	5.84%
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class S Shares | ING Strategic Allocation Growth Portfolio
ING Strategic Allocation Growth Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks to provide capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Annual Fund Operating Expenses		Class S Shares ING Strategic Allocation Growth Portfolio Class S
Management Fee		0.08%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%
Administrative Services Fee		0.06%
Other Expenses		0.05%
Acquired Fund Fees and Expenses		0.63%
Total Annual Portfolio Operating Expenses	[1]	1.07%
Waivers and Reimbursements	[2]	(0.07%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements		1.00%
[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 1.00% through May 1, 2012. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 0.96% through April 4, 2012. The obligation is subject to possible recoupment by the adviser within three years. There is no guarantee the additional expense limit will continue after April 4, 2012. The additional expense limitation will only renew if the adviser elects to renew it. These obligations do not extend to interest, taxes, brokerage commissions and extraordinary expenses.

Expense Example  $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S Shares ING Strategic Allocation Growth Portfolio Class S	102	333	583	1,299

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the sub-adviser ("Sub-Adviser") invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 85% in equity securities and 15% in fixed-income securities.

The Portfolio's current approximate target allocations ("Target Allocations") (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio's assets normally will be invested in accordance with its Target Allocations at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown: 85% in equity securities; and 15% in fixed-income securities and cash.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance.

The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds may invest include domestic and international high-yield (high risk) debt securities, commonly referred to as "junk bonds," and fixed-income securities without limitations on maturity.

The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio's investment objective.

The current group of Underlying Funds in which the Portfolio may invest includes "index plus" funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio's performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts ("REITs") Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty's ability to perform its obligations and further that any deterioration in the counterparty's creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class S shares' and Class I shares' performance from year to year, and the table compares the Portfolio's Class S shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares' performance would be higher than Class S shares' performance because of the higher expenses paid by Class S shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

The bar chart below shows the Portfolio's adjusted Class I shares' performance (2001-2005) and Class S shares' performance (2006-2010).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 18.17% and Worst quarter: 4th, 2008, (20.44)%

Average Annual Total Returns% (for the periods ended December 31, 2010)

Average Annual Total Returns Class S Shares ING Strategic Allocation Growth Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S		12.81%	1.24%		1.74%		Aug 5, 2005
Class S Russell 3000 Index	[1]	16.93%	2.74%		2.89%	[2]
Class I (adjusted)		12.79%	1.23%	1.70%			Jul 5, 1995
Class I Russell 3000 Index	[1]	16.93%	2.74%	2.16%
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class S Shares | ING Strategic Allocation Moderate Portfolio
ING Strategic Allocation Moderate Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Annual Fund Operating Expenses		Class S Shares ING Strategic Allocation Moderate Portfolio Class S
Management Fee		0.08%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%
Administrative Services Fee		0.06%
Other Expenses		0.05%
Acquired Fund Fees and Expenses		0.60%
Total Annual Portfolio Operating Expenses	[1]	1.04%
Waivers and Reimbursements	[2]	(0.09%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements		0.95%
[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.

Expense Example  $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S Shares ING Strategic Allocation Moderate Portfolio Class S	97	322	565	1,263

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the sub-adviser ("Sub-Adviser") invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target allocations (Target Allocations") (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio's assets normally will be invested in accordance with its Target Allocations at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown: 65% in equity securities; and 35% in fixed-income securities and cash.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance.

The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds invest include domestic and international high-yield (high risk) debt securities commonly referred to as "junk bonds" and fixed-income securities without limitations on maturity.

The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio's investment objective.

The current group of Underlying Funds in which the Portfolio may invest includes "index plus" funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio's performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts ("REITs") Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty's ability to perform its obligations and further that any deterioration in the counterparty's creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class S shares' and Class I shares' performance from year to year, and the table compares the Portfolio's Class S shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares' performance would be higher than Class S shares' performance because of the higher expenses paid by Class S shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

The bar chart below shows the Portfolio's adjusted Class I shares' performance (2001-2005) and Class S shares' performance (2006-2010).
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 15.19% and Worst quarter: 4th, 2008, (17.05)%

Average Annual Total Returns% (for the periods ended December 31, 2010)

Average Annual Total Returns - Class S Shares ING Strategic Allocation Moderate Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S		11.77%	1.90%		2.39%		Jun 7, 2005
Class S Russell 3000 Index	[1]	16.93%	2.74%		3.68%	[2]
Class I (adjusted)		11.76%	1.91%	2.33%			Jul 5, 1995
Class I Russell 3000 Index	[1]	16.93%	2.74%	2.16%
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	ING STRATEGIC ALLOCATION PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000935070
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Class I Shares | ING Strategic Allocation Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.06%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.75%
1 Yr	rr_ExpenseExampleYear01	77
3 Yrs	rr_ExpenseExampleYear03	255
5 Yrs	rr_ExpenseExampleYear05	448
10 Yrs	rr_ExpenseExampleYear10	1,007
Annual Return 2001	rr_AnnualReturn2001	(11.54%)
Annual Return 2002	rr_AnnualReturn2002	(13.76%)
Annual Return 2003	rr_AnnualReturn2003	24.34%
Annual Return 2004	rr_AnnualReturn2004	12.01%
Annual Return 2005	rr_AnnualReturn2005	6.20%
Annual Return 2006	rr_AnnualReturn2006	13.19%
Annual Return 2007	rr_AnnualReturn2007	5.04%
Annual Return 2008	rr_AnnualReturn2008	(36.13%)
Annual Return 2009	rr_AnnualReturn2009	25.37%
Annual Return 2010	rr_AnnualReturn2010	13.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.49%)
1 Yr	rr_AverageAnnualReturnYear01	13.06%
5 Yrs	rr_AverageAnnualReturnYear05	1.48%
10 Yrs	rr_AverageAnnualReturnYear10	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 1995
Class I Shares | ING Strategic Allocation Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Strategic Allocation Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover % of average value of portfolio

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Example  $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the sub-adviser ("Sub-Adviser") invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 85% in equity securities and 15% in fixed-income securities.

The Portfolio's current approximate target allocations ("Target Allocations") (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio's assets normally will be invested in accordance with its Target Allocations at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown: 85% in equity securities; and 15% in fixed-income securities and cash.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance.

The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds may invest include domestic and international high-yield (high risk) debt securities, commonly referred to as "junk bonds," and fixed-income securities without limitations on maturity.

The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio's investment objective.

The current group of Underlying Funds in which the Portfolio may invest includes "index plus" funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio's performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts ("REITs") Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty's ability to perform its obligations and further that any deterioration in the counterparty's creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

Bar Chart [Heading]	rr_BarChartHeading

Calendar Year Total Returns (as of December 31 of each year)

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.41% and Worst quarter: 4th, 2008, (20.49)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2010)
Class I Shares | ING Strategic Allocation Growth Portfolio | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	16.93%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.74%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	2.16%	[3]
Class I Shares | ING Strategic Allocation Moderate Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.06%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.70%
1 Yr	rr_ExpenseExampleYear01	72
3 Yrs	rr_ExpenseExampleYear03	243
5 Yrs	rr_ExpenseExampleYear05	430
10 Yrs	rr_ExpenseExampleYear10	970
Annual Return 2001	rr_AnnualReturn2001	(6.99%)
Annual Return 2002	rr_AnnualReturn2002	(9.54%)
Annual Return 2003	rr_AnnualReturn2003	19.47%
Annual Return 2004	rr_AnnualReturn2004	10.23%
Annual Return 2005	rr_AnnualReturn2005	4.70%
Annual Return 2006	rr_AnnualReturn2006	11.17%
Annual Return 2007	rr_AnnualReturn2007	5.48%
Annual Return 2008	rr_AnnualReturn2008	(30.48%)
Annual Return 2009	rr_AnnualReturn2009	21.84%
Annual Return 2010	rr_AnnualReturn2010	12.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.97%)
1 Yr	rr_AverageAnnualReturnYear01	12.03%
5 Yrs	rr_AverageAnnualReturnYear05	2.16%
10 Yrs	rr_AverageAnnualReturnYear10	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 1995
Class I Shares | ING Strategic Allocation Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Strategic Allocation Moderate Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover % of average value of portfolio

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Example  $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the sub-adviser ("Sub-Adviser") invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target allocations (Target Allocations") (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio's assets normally will be invested in accordance with its Target Allocations at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown: 65% in equity securities; and 35% in fixed-income securities and cash.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance.

The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds invest include domestic and international high-yield (high risk) debt securities commonly referred to as "junk bonds" and fixed-income securities without limitations on maturity.

The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio's investment objective.

The current group of Underlying Funds in which the Portfolio may invest includes "index plus" funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio's performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts ("REITs") Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty's ability to perform its obligations and further that any deterioration in the counterparty's creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading

Calendar Year Total Returns  (as of December 31 of each year)

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 15.17% and Worst quarter: 4th, 2008, (16.97)%
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns% (for the periods ended December 31, 2010)

Class I Shares | ING Strategic Allocation Moderate Portfolio | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	16.93%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	2.74%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	2.16%	[5]
Class I Shares | ING Strategic Allocation Conservative Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.06%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.76%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[6]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.65%
1 Yr	rr_ExpenseExampleYear01	66
3 Yrs	rr_ExpenseExampleYear03	232
5 Yrs	rr_ExpenseExampleYear05	412
10 Yrs	rr_ExpenseExampleYear10	932
Annual Return 2001	rr_AnnualReturn2001	(2.37%)
Annual Return 2002	rr_AnnualReturn2002	(4.35%)
Annual Return 2003	rr_AnnualReturn2003	13.65%
Annual Return 2004	rr_AnnualReturn2004	7.99%
Annual Return 2005	rr_AnnualReturn2005	3.83%
Annual Return 2006	rr_AnnualReturn2006	8.37%
Annual Return 2007	rr_AnnualReturn2007	5.80%
Annual Return 2008	rr_AnnualReturn2008	(23.65%)
Annual Return 2009	rr_AnnualReturn2009	18.00%
Annual Return 2010	rr_AnnualReturn2010	11.07%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	13.38%
1 Yr	rr_AverageAnnualReturnYear01	11.07%
5 Yrs	rr_AverageAnnualReturnYear05	2.78%
10 Yrs	rr_AverageAnnualReturnYear10	3.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 1995
Class I Shares | ING Strategic Allocation Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Strategic Allocation Conservative Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover % of average value of portfolio

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Example  $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the sub-adviser ("Sub-Adviser") invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 45% in equity securities and 55% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio's assets normally will be invested in accordance with its target allocations ("Target Allocations") at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown: 45% in equity securities; and 55% in fixed-income securities and cash.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance.

The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds may invest include domestic and international high-yield (high risk) debt securities commonly referred to as "junk bonds" and fixed-income securities without limitation on maturity.

The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio's investment objective.

The current group of Underlying Funds in which the Portfolio may invest includes "index plus" funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio's performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts ("REITs") Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty's ability to perform its obligations and further that any deterioration in the counterparty's creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

 An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

Bar Chart [Heading]	rr_BarChartHeading

Calendar Year Total Returns (as of December 31 of each year)

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 12.15% and Worst quarter: 4th, 2008, (13.38)%
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns % (for the periods ended December 31, 2010)

Class I Shares | ING Strategic Allocation Conservative Portfolio | BCAB Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.54%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	5.80%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.84%	[5]
Class S Shares | ING Strategic Allocation Growth Portfolio | Class I | (adjusted)
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(11.75%)
Annual Return 2002	rr_AnnualReturn2002	(13.99%)
Annual Return 2003	rr_AnnualReturn2003	24.03%
Annual Return 2004	rr_AnnualReturn2004	11.73%
Annual Return 2005	rr_AnnualReturn2005	5.92%
1 Yr	rr_AverageAnnualReturnYear01	12.79%
5 Yrs	rr_AverageAnnualReturnYear05	1.23%
10 Yrs	rr_AverageAnnualReturnYear10	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 1995
Class S Shares | ING Strategic Allocation Growth Portfolio | Class I | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	16.93%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	2.74%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	2.16%	[5]
Class S Shares | ING Strategic Allocation Growth Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.06%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[7]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.00%
1 Yr	rr_ExpenseExampleYear01	102
3 Yrs	rr_ExpenseExampleYear03	333
5 Yrs	rr_ExpenseExampleYear05	583
10 Yrs	rr_ExpenseExampleYear10	1,299
Annual Return 2006	rr_AnnualReturn2006	12.91%
Annual Return 2007	rr_AnnualReturn2007	4.77%
Annual Return 2008	rr_AnnualReturn2008	(36.19%)
Annual Return 2009	rr_AnnualReturn2009	24.90%
Annual Return 2010	rr_AnnualReturn2010	12.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.44%)
1 Yr	rr_AverageAnnualReturnYear01	12.81%
5 Yrs	rr_AverageAnnualReturnYear05	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 5, 2005
Class S Shares | ING Strategic Allocation Growth Portfolio | Class S | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	16.93%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	2.74%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[5],[8]
Class S Shares | ING Strategic Allocation Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Strategic Allocation Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover % of average value of portfolio

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Example  $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the sub-adviser ("Sub-Adviser") invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 85% in equity securities and 15% in fixed-income securities.

The Portfolio's current approximate target allocations ("Target Allocations") (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio's assets normally will be invested in accordance with its Target Allocations at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown: 85% in equity securities; and 15% in fixed-income securities and cash.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance.

The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds may invest include domestic and international high-yield (high risk) debt securities, commonly referred to as "junk bonds," and fixed-income securities without limitations on maturity.

The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio's investment objective.

The current group of Underlying Funds in which the Portfolio may invest includes "index plus" funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio's performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts ("REITs") Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty's ability to perform its obligations and further that any deterioration in the counterparty's creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class S shares' and Class I shares' performance from year to year, and the table compares the Portfolio's Class S shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares' performance would be higher than Class S shares' performance because of the higher expenses paid by Class S shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

Bar Chart [Heading]	rr_BarChartHeading

Calendar Year Total Returns (as of December 31 of each year)

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio's adjusted Class I shares' performance (2001-2005) and Class S shares' performance (2006-2010).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 18.17% and Worst quarter: 4th, 2008, (20.44)%
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns% (for the periods ended December 31, 2010)

Class S Shares | ING Strategic Allocation Moderate Portfolio | Class I | (adjusted)
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(7.24%)
Annual Return 2002	rr_AnnualReturn2002	(9.77%)
Annual Return 2003	rr_AnnualReturn2003	19.19%
Annual Return 2004	rr_AnnualReturn2004	9.96%
Annual Return 2005	rr_AnnualReturn2005	4.44%
1 Yr	rr_AverageAnnualReturnYear01	11.76%
5 Yrs	rr_AverageAnnualReturnYear05	1.91%
10 Yrs	rr_AverageAnnualReturnYear10	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 1995
Class S Shares | ING Strategic Allocation Moderate Portfolio | Class I | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	16.93%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	2.74%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	2.16%	[5]
Class S Shares | ING Strategic Allocation Moderate Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.06%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[9]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Yr	rr_ExpenseExampleYear01	97
3 Yrs	rr_ExpenseExampleYear03	322
5 Yrs	rr_ExpenseExampleYear05	565
10 Yrs	rr_ExpenseExampleYear10	1,263
Annual Return 2006	rr_AnnualReturn2006	10.80%
Annual Return 2007	rr_AnnualReturn2007	5.25%
Annual Return 2008	rr_AnnualReturn2008	(30.68%)
Annual Return 2009	rr_AnnualReturn2009	21.60%
Annual Return 2010	rr_AnnualReturn2010	11.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.05%)
1 Yr	rr_AverageAnnualReturnYear01	11.77%
5 Yrs	rr_AverageAnnualReturnYear05	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 2005
Class S Shares | ING Strategic Allocation Moderate Portfolio | Class S | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	16.93%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	2.74%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%	[5],[8]
Class S Shares | ING Strategic Allocation Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Strategic Allocation Moderate Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover % of average value of portfolio

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Example  $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the sub-adviser ("Sub-Adviser") invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target allocations (Target Allocations") (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio's assets normally will be invested in accordance with its Target Allocations at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown: 65% in equity securities; and 35% in fixed-income securities and cash.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance.

The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds invest include domestic and international high-yield (high risk) debt securities commonly referred to as "junk bonds" and fixed-income securities without limitations on maturity.

The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio's investment objective.

The current group of Underlying Funds in which the Portfolio may invest includes "index plus" funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio's performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts ("REITs") Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty's ability to perform its obligations and further that any deterioration in the counterparty's creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class S shares' and Class I shares' performance from year to year, and the table compares the Portfolio's Class S shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares' performance would be higher than Class S shares' performance because of the higher expenses paid by Class S shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31 of each year)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio's adjusted Class I shares' performance (2001-2005) and Class S shares' performance (2006-2010).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 15.19% and Worst quarter: 4th, 2008, (17.05)%
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns% (for the periods ended December 31, 2010)

Class S Shares | ING Strategic Allocation Conservative Portfolio | Class I | (adjusted)
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(2.61%)
Annual Return 2002	rr_AnnualReturn2002	(4.58%)
Annual Return 2003	rr_AnnualReturn2003	13.38%
Annual Return 2004	rr_AnnualReturn2004	7.71%
Annual Return 2005	rr_AnnualReturn2005	3.57%
1 Yr	rr_AverageAnnualReturnYear01	10.79%
5 Yrs	rr_AverageAnnualReturnYear05	2.53%
10 Yrs	rr_AverageAnnualReturnYear10	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 1995
Class S Shares | ING Strategic Allocation Conservative Portfolio | Class I | BCAB Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.54%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	5.80%	[5]
10 Yrs	rr_AverageAnnualReturnYear10	5.84%	[5]
Class S Shares | ING Strategic Allocation Conservative Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.08%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.06%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[10]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.90%
1 Yr	rr_ExpenseExampleYear01	92
3 Yrs	rr_ExpenseExampleYear03	311
5 Yrs	rr_ExpenseExampleYear05	547
10 Yrs	rr_ExpenseExampleYear10	1,226
Annual Return 2006	rr_AnnualReturn2006	8.13%
Annual Return 2007	rr_AnnualReturn2007	5.53%
Annual Return 2008	rr_AnnualReturn2008	(23.92%)
Annual Return 2009	rr_AnnualReturn2009	17.79%
Annual Return 2010	rr_AnnualReturn2010	10.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.47%)
1 Yr	rr_AverageAnnualReturnYear01	10.91%
5 Yrs	rr_AverageAnnualReturnYear05	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 5, 2005
Class S Shares | ING Strategic Allocation Conservative Portfolio | Class S | BCAB Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.54%	[5]
5 Yrs	rr_AverageAnnualReturnYear05	5.80%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%	[5],[8]
Class S Shares | ING Strategic Allocation Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING Strategic Allocation Conservative Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover % of average value of portfolio

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Example  $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the sub-adviser ("Sub-Adviser") invests the assets of the Portfolio in a combination of Underlying Funds that in turn invest in varying degrees, among several classes of equities, fixed-income securities and money market instruments.

The Portfolio invests in a combination of Underlying Funds that reflects an allocation of approximately 45% in equity securities and 55% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among asset classes are set out below. The Portfolio's assets normally will be invested in accordance with its target allocations ("Target Allocations") at times that the Portfolio is rebalanced. As these are Target Allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown: 45% in equity securities; and 55% in fixed-income securities and cash.

The Underlying Funds provide exposure to a wide range of traditional asset classes which includes stocks, bonds and cash and non-traditional asset classes (also known as alternative strategies) which includes real estate, commodities, floating rate loans and absolute return strategies. Absolute return strategies are intended to produce returns that are not correlated or are inversely correlated with equity index performance.

The equity securities in which the Underlying Funds may invest include domestic and international large-, mid-, and small-capitalization stocks, emerging market securities, and real estate stocks, including real estate investment trusts.

The fixed-income securities in which the Underlying Funds may invest include domestic and international high-yield (high risk) debt securities commonly referred to as "junk bonds" and fixed-income securities without limitation on maturity.

The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including Underlying Funds organized in the future), Target Allocations or other investment policies without the approval of shareholders as it determines necessary to pursue the Portfolio's investment objective.

The current group of Underlying Funds in which the Portfolio may invest includes "index plus" funds. Generally these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. Also, some Underlying Funds may use growth or value investing strategies.

The Adviser will oversee the Target Allocations and the selection of Underlying Funds by the Sub-Adviser.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser or Sub-Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Call During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Proprietary Hedge Fund Beta Strategy Because the Portfolio allocates assets to an Underlying Fund that seeks to deliver returns that approximate the beta component of the broad universe of hedge fund returns, the Portfolio's performance may be lower than the returns of the broader stock market.

Real Estate Companies and Real Estate Investment Trusts ("REITs") Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Short Exposures The Portfolio may invest in an Underlying Fund that takes short exposure on market indices by investing in an instrument or derivative that rises in value with a fall in the related index. If the price of the index rises while an Underlying Fund has a short exposure to it, the Underlying Fund may have to cover its short exposure at a loss. Short exposures are subject to credit risks related to the counterparty's ability to perform its obligations and further that any deterioration in the counterparty's creditworthiness could adversely affect the value of the instrument or derivative. The potential loss on a short exposure is unlimited because the loss increases as the price of the instrument sold short increases.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class S shares' and Class I shares' performance from year to year, and the table compares the Portfolio's Class S shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares' performance would be higher than Class S shares' performance because of the higher expenses paid by Class S shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

Bar Chart [Heading]	rr_BarChartHeading

Calendar Year Total Returns (as of December 31 of each year)

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio's adjusted Class I shares' performance (2001-2005) and Class S shares' performance (2006-2010).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2009, 12.11% and Worst quarter: 4th, 2008, (13.47)%
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns% (for the periods ended December 31, 2010)

[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 0.75% through May 1, 2012. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 0.71% through April 4, 2012. The obligation is subject to possible recoupment by the adviser within three years. There is no guarantee the additional expense limit will continue after April 4, 2012. The additional expense limitation will only renew if the adviser elects to renew it. These obligations do not extend to interest, taxes, brokerage commissions and extraordinary expenses.
[3]	The index returns do not reflect deductions for fees, expenses or taxes.
[4]	The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
[5]	The index returns do not reflect deductions for fees, expenses or taxes.
[6]	The adviser is contractually obligated to limit expenses to 0.65% through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
[7]	The adviser is contractually obligated to limit expenses to 1.00% through May 1, 2012. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 0.96% through April 4, 2012. The obligation is subject to possible recoupment by the adviser within three years. There is no guarantee the additional expense limit will continue after April 4, 2012. The additional expense limitation will only renew if the adviser elects to renew it. These obligations do not extend to interest, taxes, brokerage commissions and extraordinary expenses.
[8]	Reflects index performance since the date closest to the Class' inception for which data is available.
[9]	The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
[10]	The adviser is contractually obligated to limit expenses to 0.90% through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.